Financial Instruments and Financial Risk Management - Disclosure of Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 4,489	$ 7,303
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(1,451)	(3,634)
Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(4,604)	(4,238)
Payables And Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(3,200)	(2,940)
Provision For Restructuring And Other Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(1,404)	(1,298)
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(1,451)	(3,634)
Payables And Accrued Liabilities [Member] | Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Payables And Accrued Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(3,200)	(2,940)
Provision For Restructuring And Other Costs [Member] | Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Provision For Restructuring And Other Costs [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)			(1,298)
Warrant Liability [Member] | Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(1,451)	(3,634)
Warrant Liability [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		(1,404)
Cash and Cash Equivalents [Member] | Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]
Cash and Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]
Trade And Other Receivables [Member] | Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade And Other Receivables [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		10,544	15,175
Financial Assets At Amortised Cost Category [Member] | Payables And Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Provision For Restructuring And Other Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]	9,683	14,512
Financial Assets At Amortised Cost Category [Member] | Trade And Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		494	245
Financial Assets At Amortised Cost Category [Member] | Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		367	418
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	[1]	9,683	14,512
Trade And Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		494	245
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 367	$ 418

[1]	As of June 30, 2019 and December 31, 2018, cash and cash equivalents consisted only of balances with banks.